Loss per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss attributable to Hyzon	$ (14,271)	$ (13,846)
Weighted average shares outstanding:
Basic	152,650	203,897
Effect of dilutive securities		0
Diluted	152,650	203,897
Net loss per share attributable to Hyzon:
Basic	$ (0.09)	$ (0.07)
Diluted	$ (0.09)	$ (0.07)